Consolidated Statements of Changes in Shareholders? Equity (Unaudited) - USD ($)	Total	Retained Earnings (Accumulated Deficit)	Class A Ordinary Shares Member	Class B Ordinary Shares Member	Additional Paid-In Capital	Accumulated other comprehensive loss	Total Paranovus Enertainment Technology Ltd. shareholders equity Member	Noncontrolling Interest	Statutory Surplus Reserve Member
Balance, shares at Mar. 31, 2023			7,724,675	612,255
Balance, amount at Mar. 31, 2023	$ 13,873,071	$ 59,453,593	$ 77,177	$ 6,123	$ 66,908,726	$ 402,119	$ 14,759,079	$ 886,008	$ 7,622,765
Share cancellation, shares			1,000,000
Share cancellation, amount	(2,000,000)	0	$ 10,000	0	1,990,000	0	2,000,000	0	0
Net Income (Loss)	8,195,770	8,195,770	0	0	0	0	8,195,770	0	0
Discontinued operations - disposal	7,622,765	0	0	0	0	0	7,622,765	0	7,622,765
Foreign currency translation adjustments	(1,768,661)	0	0	0	0	2,654,669	2,654,669	886,008	0
Balance, amount at Sep. 30, 2023	10,677,415	51,257,823	$ 67,177	$ 6,123	64,918,726	3,056,788	10,677,415	0	$ 0
Balance, shares at Sep. 30, 2023			6,724,675	612,255
Balance, shares at Mar. 31, 2024			6,724,675	612,255
Balance, amount at Mar. 31, 2024	5,580,626
Balance, amount at Mar. 31, 2024	5,168,445	61,957,019	$ 67,177	$ 6,123	64,918,726	2,545,619	5,580,626	412,181
Net Income (Loss)	(2,178,047)	(2,178,047)	0	0	0	0	(2,178,047)	0
Discontinued operations - disposal	412,181	0	0	0	0	0	0	412,181
Foreign currency translation adjustments	(412,467)	0	$ 0	0	0	412,467	412,467	0
Ordinary shares issue for cash, shares			60,000,000
Ordinary shares issue for cash, amount	27,000,000	0	$ 600,000	$ 0	26,400,000	0	27,000,000	0
Balance, amount at Sep. 30, 2024	29,990,112
Balance, shares at Sep. 30, 2024			66,724,675	612,255
Balance, amount at Sep. 30, 2024	$ 29,990,112	$ 64,135,066	$ 667,177	$ 6,123	$ 91,318,726	$ 2,133,152	$ 29,990,112	$ 0